Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 6,492,646	$ 721,032	$ 605,760
Accounts receivable	15,935	50,264	4,778
Inventory	362,434	65,248
Advances to supplier		33,576
Prepaid expenses		133,975	155,845
Prepaid expenses and other current assets	573,385	167,551
Total current assets	7,444,400	1,004,095	766,383
Noncurrent assets:
Property and equipment, net	113,385	11,286
Operating lease right-of-use assets (ROU)	769,087	307,892
Capitalized software development costs	2,397,994	1,761,396	927,176
Long-term assets	28,713	12,103
Total other assets		2,092,677	927,176
Total long-term assets	3,309,179	2,092,677
Total assets	10,753,579	3,096,772	1,693,559
Current liabilities:
Accounts payable	229,413	770,276	1,734
Accrued expenses	1,031,080	24,219	23,505
Payroll liabilities		246,720	18,868
Accrued compensation	96,097	246,720
Accrued taxes	3,911,691
Deferred revenue, current portion	1,589,988	1,142,643
Operating lease liabilities, current portion	132,091	36,225
Total current liabilities	6,990,360	2,220,083	44,107
Long-term liabilities:
SAFE notes, net		23,334,626	4,602,950
Deferred revenue, net of current portion	1,374,250	1,570,572
Operating lease liabilities, net of current portion	649,718	265,413
Total long-term liabilities	2,023,968	25,170,611	4,602,950
Total liabilities	9,014,328	27,390,694	4,647,057
Commitments and contingencies
Shareholders’ equity (deficit)
Common Stock, Value	2,764	1,221
Additional paid-in capital	56,613,511	438,120
Accumulated deficit	(54,877,024)	(24,733,263)	(3,195,833)
Total shareholders’ equity (deficit)	1,739,251	(24,293,922)	(2,953,498)
Total liabilities and shareholders’ equity (deficit)	$ 10,753,579	3,096,772	1,693,559
Previously Reported
Noncurrent assets:
Long-term assets		23,389
Shareholders’ equity (deficit)
Common Stock, Value		108,975	108,975
Additional paid-in capital		330,366	133,360
Total shareholders’ equity (deficit)		$ (24,293,922)	$ (2,953,498)